Consolidated Balance Sheets - USD ($) $ in Millions	Feb. 01, 2015	Feb. 02, 2014
Current Assets:
Cash and Cash Equivalents	$ 1,723	$ 1,929
Receivables, net	1,484	1,398
Merchandise Inventories	11,079	11,057
Other Current Assets	1,016	895
Total Current Assets	15,302	15,279
Property and Equipment, at cost	38,513	39,064
Less Accumulated Depreciation and Amortization	15,793	15,716
Net Property and Equipment	22,720	23,348
Goodwill	1,353	1,289
Other Assets	571	602
Total Assets	39,946	40,518
Current Liabilities:
Short-Term Debt	290	0
Accounts Payable	5,807	5,797
Accrued Salaries and Related Expenses	1,391	1,428
Sales Taxes Payable	434	396
Deferred Revenue	1,468	1,337
Income Taxes Payable	35	12
Current Installments of Long-Term Debt	38	33
Other Accrued Expenses	1,806	1,746
Total Current Liabilities	11,269	10,749
Long-Term Debt, excluding current installments	16,869	14,691
Other Long-Term Liabilities	1,844	2,042
Deferred Income Taxes	642	514
Total Liabilities	30,624	27,996
STOCKHOLDERS' EQUITY
Common Stock, par value $0.05; authorized: 10 billion shares; issued: 1.768 billion shares at February 1, 2015 and 1.761 billion shares at February 2, 2014; outstanding: 1.307 billion shares at February 1, 2015 and 1.380 billion shares at February 2, 2014	88	88
Paid-In Capital	8,885	8,402
Retained Earnings	26,995	23,180
Accumulated Other Comprehensive (Loss) Income	(452)	46
Treasury Stock, at cost, 461 million shares at February 1, 2015 and 381 million shares at February 2, 2014	(26,194)	(19,194)
Total Stockholders’ Equity	9,322	12,522
Total Liabilities and Stockholders' Equity	$ 39,946	$ 40,518